Schedule of investments
Delaware Growth and Income Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.96%
Communication Services — 9.37%
AT&T	1,019,838	$29,350,938
Comcast Class A	651,266	37,135,187
Verizon Communications	650,709	36,459,225
		102,945,350
Consumer Discretionary — 4.97%
Dollar Tree †	70,238	6,988,681
Lowe's	99,006	19,204,194
TJX	422,507	28,485,422
		54,678,297
Consumer Staples — 8.58%
Altria Group	335,930	16,017,142
Archer-Daniels-Midland	265,764	16,105,299
Herbalife Nutrition †	123,440	6,508,991
Mondelez International Class A	257,260	16,063,314
Philip Morris International	399,331	39,577,696
		94,272,442
Energy — 6.87%
ConocoPhillips	620,798	37,806,598
Exxon Mobil	597,135	37,667,276
		75,473,874
Financials — 20.39%
Allstate	237,781	31,016,154
American International Group	743,000	35,366,800
Discover Financial Services	189,833	22,455,346
First American Financial	528,363	32,943,433
MetLife	411,460	24,625,881
Old Republic International	673,535	16,777,757
OneMain Holdings	198,291	11,879,614
Synchrony Financial	453,274	21,992,854
Truist Financial	487,412	27,051,366
		224,109,205
Healthcare — 18.69%
AbbVie	154,409	17,392,630
AmerisourceBergen	33,466	3,831,522
Bristol-Myers Squibb	306,191	20,459,683
Cardinal Health	192,912	11,013,346
Cigna	103,864	24,623,038
CVS Health	225,957	18,853,852
Gilead Sciences	60,643	4,175,877
Johnson & Johnson	289,514	47,694,536
Merck & Co.	385,324	29,966,648
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Organon & Co. †	38,533	$1,165,990
Viatris	1,840,644	26,302,803
		205,479,925
Industrials — 9.62%
Emerson Electric	147,579	14,203,003
Honeywell International	92,240	20,232,844
Northrop Grumman	92,536	33,630,359
Raytheon Technologies	442,282	37,731,077
		105,797,283
Information Technology — 15.55%
Broadcom	73,008	34,813,135
Cisco Systems	727,955	38,581,615
Cognizant Technology Solutions Class A	411,757	28,518,290
HP	349,143	10,540,627
Motorola Solutions	169,106	36,670,636
Oracle	232,293	18,081,687
Western Union	162,628	3,735,565
		170,941,555
Materials — 3.05%
DuPont de Nemours	433,464	33,554,448
		33,554,448
Real Estate — 1.08%
Equity Commonwealth	234,663	6,148,171
Equity Residential	74,856	5,763,912
		11,912,083
Utilities — 1.79%
NRG Energy	487,884	19,661,725
		19,661,725
Total Common Stock (cost $927,368,304)		1,098,826,187

Short-Term Investments — 0.08%
Money Market Mutual Funds — 0.08%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	216,579	216,579
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	216,579	216,579
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	216,579	216,579

NQ-Q7V [6/21] 8/21 (1751172)    1

Schedule of investments
Delaware Growth and Income Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	216,579	$216,579
Total Short-Term Investments (cost $866,316)		866,316

Total Value of Securities—100.04% (cost $928,234,620)		1,099,692,503
Liabilities Net of Receivables and Other Assets—(0.04%)		(440,703)
Net Assets Applicable to 74,330,527 Shares Outstanding—100.00%		$1,099,251,800
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-Q7V [6/21] 8/21 (1751172)